Short-term Borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Short-term Borrowings
9.
Short-term borrowings

The Group entered into one-year credit facilities with several commercial banks that provide revolving line of credit for the Group. In 2020, the Group drawn-down RMB610,683 at the weighted average interest rate of 6.26% per annum and repaid the short-term bank borrowings in the amount of RMB384,392 and RMB226,291 in 2020 and 2021, respectively. In 2021, the Group drawn-down RMB197,000 at the weighted average interest rate of 5.09% per annum and repaid the short-term bank borrowings in the amount of RMB147,000 and RMB50,000 in 2021 and 2022, respectively. In 2022, the Group drawn-down RMB185,983 at the weighted average interest rate of 4.60% per annum and repaid the short-term bank borrowings in the amount of RMB62,000 and RMB123,983 in 2022 and 2023, respectively. In 2023, the Group drawn-down RMB 623,915 at the weighted average interest rate of 3.83% per annum and repaid the short-term bank borrowings in the amount of RMB273,983. As of December 31, 2022 and 2023, the remaining balance of these loan agreements was RMB123,983 and RMB 349,931, respectively.

As of December 31, 2022 and 2023, the Group had unused one-year revolving credit facilities with several Chinese commercial banks to borrow up to RMB286,017 and RMB837,069, respectively for working capital needs.

In 2021, the Group entered into several RMB denominated one-year loan agreements with several Chinese commercial banks of RMB56,700 at the weighted average interest rate of 5.09% per annum and fully repaid in 2022. As of December 31, 2022 and 2023, the remaining balance of these loan agreements was nil.

As of December 31, 2022 and 2023, the Group had short-term borrowings balance of RMB123,983 and RMB349,931 at weighted average interest rate of 4.54% and 3.51% per annum, respectively.